UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska

    68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 12/31/12

Item 1.  Reports to Stockholders.

INCOME VIT FUND
Tactical Bond Management

Annual Report

December 31, 2012

1-877-7PWRINC

1-877-779-7462

www.powerincomefund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Power Income VIT Fund

Annual Letter to Shareholders

Dear Investors,

We are pleased to address our first annual letter to shareholders.

The Power Income VIT Fund’s objective is to maximize total return from income and capital appreciation with the preservation of capital a secondary objective.  The Fund seeks to beat an index of all bonds, corporate and government (Barclays Capital U.S. Aggregate Bond Index).  During the period from April 30, 2012 to December 31, 2012 the Power Income VIT Fund had the following performance for the various share classes relative to the fixed income indices:

Returns for Period April 30, 2012 thru December 31, 2012

4/30/12-12/31/12
Power Income Fund Class I	3.10%
Power Income Fund Class 2	2.70%
Barclays Capital U.S. Aggregate Bond Index	2.76%
BofA Merrill Lynch U.S. High Yield Master II Index	8.81%

Source:  Investors FastTrack and Gemini Fund Services

The Power Income Fund employs a “Tactical” approach to investing.  The Fund generally invests in high yield bond funds and/ or money market funds utilizing a proprietary defensive trading system to determine the investments.  The system indicates whether it is time to be invested in the high yield asset class or money markets.  The purpose of switching between these two investments is an attempt to minimize losses during a downturn and maximize gains during upturns.  In addition, the “Tactical” approach can utilize a hedging strategy utilizing mutual funds with an inverse relationship to the high yield asset class or short sell high yield Exchange Traded Funds (ETFs). Hedging may be utilized to offset a long position to attempt to bring the Fund to a market neutral position.

The high yield asset class came off a very strong and benign quarter heading into the 2nd quarter of 2012.  Unfortunately, during the second quarter the capital markets once again experienced downside volatility as the focus once again was on the European debt crisis and growing concerns over a global economic slowdown.  The combination of China’s growth slowing, austerity measures and de-leveraging in Europe and a relatively high unemployment rate domestically here in the United States continued to cause global economic concerns.

The Power Income VIT Fund began on April 30, 2012.  The Fund’s first month began in a defensive posture positioned in cash equivalents as the equity markets and high yield asset class experienced a corrective pullback.  The risk off trade was being put on which could be evidenced in the positive performance in the treasury markets.  The S&P 500 index dividend adjusted return was down over 6% for the month.  Similarly, albeit at a different magnitude the high yield asset class as is evidenced by the Merrill Lynch U.S. High Yield Master II Index was down 1.21%.  The Barclays U.S. Aggregate Bond Index During the month of May was up 0.90% as there was a flight to quality during the month.  The Power Income VIT Fund as previously mentioned had been in a defensive posture and was down -0.10% for the month.

Source:  Investors FastTrack and Gemini Fund Services

From the period beginning June 1st heading into November the capital markets reverted course where the equity markets and high yield asset classes once again were taking the lead and the higher quality fixed income asset classes such as treasuries and investment grade corporates offering less upside.  Investors for the time being overcame concerns over a global economic slowdown.  The previous quarter saw evidence mounting of a global slowdown stemming from the ongoing financial crisis in the Euro Zone and a deceleration of growth in China (particularly showing up in global manufacturing data).  As a result the global central banks once again came to the rescue.  Here domestically, Ben Bernanke and the Fed offered up a new round of quantitative easing.  Only this time they left the bond buying stimulus potential open-ended.  In addition, the ECB provided soothing liquidity expansion in their own form of monetary easing.  During this period, the Power Income VIT Fund experienced significant growth in assets and prudently allocated predominantly to the high yield asset class.  The high yield asset class as measured by the Merrill Lynch U.S. High Yield Master II Index was up over 5% for the period.

As the election came into the forefront in November and the fiscal cliff took center stage in investors lenses volatility was revisited and the capital markets pulled back including the high yield asset class.  As such the Power Income VIT Fund took action to mitigate risk and largely repositioned assets to cash.  The Fund did carry holdings that were less volatile heading into the end of the year with about 22% invested in a defensive posture as the year end fiscal cliff drama unfolded.

Overall the performance since inception of the fund thru the end of 2012 can largely be attributed to the dividends received from the underlying high yield funds, capital gains from the underlying high yield positions and interest received from the cash and cash equivalent exposure.  The largest high yield fund positions that were taken during the time period were the Pimco High Yield Fund (PHIYX) and the RidgeWorth Seix High Yield Fund (SAMHX).  There were in general two weak environments during the period referenced where the high yield asset class and the Power Income VIT Fund’s underlying high yield holdings experienced some downside volatility.  As previously mentioned in such environments the Power Income VIT Fund will apply it’s sell discipline to each respective underlying fund and move to a defensive position in cash or cash equivalents.

Dividends and Distributions

In accordance with the Fund’s policy and prospectus the Power Income VIT Fund did not make any dividends or distributions for the referenced period.

Market Outlook and Potential Power Income Fund Implications

W.E. Donoghue & Co., Inc. (WEDCO) primarily utilizes technical trend analysis to determine its investment allocations and does not make market predictions.  However, the firm does recognize the current economic environment we are in and can comment to the behavior of the high yield asset class in general.  High Yield bond funds often referred to as “Junk” bond funds trade on earnings similar to stocks and they generally do well in an improving economy and generally falter in recessionary times.  This asset class typically is made up of lower credit quality bonds and hence commands a higher yield, or interest rate, to compensate investors for the additional risk of holding lower credit quality issues.  As with any bond issue, this asset class is subject to the ability of corporations to meet their debt payments.

We have been in a broad economic recovery stemming from the credit crisis experienced in 2008 into early 2009.  It has been an environment that has been favorable to investing in the high yield asset class.  It is important to understand that credit cycles typically last about 6 years with four of those years being on the upside.  Therefore, we are no longer in the early stages of the typical credit cycle and could be in the seventh inning.

The consensus is generally looking for sluggish global economic growth in the 2-2.5% range here domestically.  The Fed has candidly expressed that they will remain accommodative leaving interest rates low and providing the necessary stimulus to attempt to reduce the unemployment rate.  This economic backdrop should provide for a good environment for corporate bonds.  However, the markets will continue to be challenged and likely face increasing volatility with global debt issues and austerity measures.  In addition, inflation has been relatively benign which has allowed global central banks to keep their pedals to the metal.  Any major shifts could significantly alter the course of the capital markets.  Therefore, the current market climate suggests a caution sign and investing prudently will be paramount.  WEDCO will continue to strive for strong high yield returns and will take action when the market warrants it.  Further, in reviewing high yield bond assets it is important to consider issues such as default levels, spreads and yields.

Default Levels

The consensus has been looking for defaults for 2013 to be in the 2% range.  This is still below the historical average of about 4.8%.  Therefore, with spreads at current levels and default rates at relatively benign levels the high yield asset class is attractive from a valuation perspective.  Caution is somewhat warranted due to the fact that the market has experienced significant new issues in the high yield asset class over the last year.  The new issuance has seen a flood of activity in the lower quality categories of the high yield market and the terms and covenant structures have been much more favorable to the borrowers.

Spreads

High Yield spreads have narrowed during the 3rd quarter of the year.  On September 30, 2012 the spreads for the BofA Merrill Lynch U.S. High Yield Master II Index was 586 bps (basis points) or 5.86% over comparable treasuries.  As of December 31, 2012 the equivalent spreads had fallen to 523 bps or 5.23%.  We are well above the narrow spreads at the low on May 29, 2007 where spreads stood at 250 bps over comparable treasuries.  Therefore, although spreads have come down significantly since 2008 we have plenty of upside potential to go before spreads become less attractive.  The Fed has been very overt about their plans to keep interest rates low for the next couple of years.  Now we need the global economy to continue to provide a backdrop for the ability to get further spread contraction.

Source:  Bloomberg

Yields

The BofA Merrill Lynch U.S. High Yield Master II Index is yielding 6.08% as of December 31, 2012.  A 6%+ yield would be a favorable total return for most investors.  Unfortunately like most bond assets there is an inverse relationship between bond prices and yields.  However, with interest rates being at or near historical lows the high yield asset class is showing more and more attention as is evidenced by many investors being forced to take on the additional credit risk.  Lastly, should interest rates reverse course, the high yield asset class has generally been less interest rate sensitive than other fixed income asset classes.  In fact, over the last 25 years during periods of rising interest rates high yield bonds have performed better than during periods of falling interest rates.  We will be monitoring the use of floating rate fund exposure to buffer the potential impact of rising rates.

Source:  Bloomberg

Summary

For the aforementioned period, the high yield asset class presented a relatively uneventful experience.  There were two corrective pullbacks which warranted action.  Global monetary policy continued to lean on the gas which has resulted in unprecedented low interest rates.  We continue to believe that the high yield asset class offers attractive upside potential given the current levels of expectations of defaults relative to current spreads and yields.  Further, we believe that the high yield asset class, which is generally less interest rate sensitive than other areas of the fixed income asset classes, may offer a stronger relative investment than other fixed income asset classes assuming the economy does not move into a double dip recession.  Conversely, should the economy deteriorate and the high yield asset class becomes adversely affected, the Power Income VIT Fund continues to have the ability to move 100% to cash or cash equivalents.

We want to thank you for your continued investment and vote of confidence in the Power Income VIT Fund.

Regards,

Investment Committee

W.E. Donoghue & Co., Inc.

Adviser to the Power Income VIT Fund

The S&P 500® Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large‐cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

The Merrill Lynch U.S. High Yield Master II Index:  A commonly used benchmark index for high yield corporate bonds.  It is administered by Merrill Lynch.  The Master II is a measure of the broad high yield market.  You cannot invest in an index.

The Barclays Capital U.S. Aggregate Bond Index:  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-through), ABS, and CMBS.  You cannot invest in an index.

The historical performance of the Merrill Lynch U.S. High Yield Master II Index and Barclays Capital U.S. Aggregate Bond Index are unmanaged, do not reflect the deduction of transaction and custodial charges, nor the deduction of a management fee, the incurrence of which would have the effect of decreasing indicated historical performance results.

0474-NLD-2/15/2013

Power Income VIT Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the period ended December 31, 2012, compared to its benchmark:

		Since Inception **
Power Income Fund VIT Fund - Class 1		3.10%
Power Income Fund VIT Fund - Class 2		2.70%
Barclays Capital U.S. Aggregate Bond Index***		2.76%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares as well as other charges and expenses of the insurance contract, or separate account. For performance information current to the most recent month-end, please call 1-877-779-7462.

** Inception date is April 30, 2012.

***  The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented.  Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes U.S. Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Dollars. Unlike a mutual fund, an index does not reflect any trading costs or management fees.  Investors cannot directly invest in an index.

Holdings By Sector	% of Net Assets
Short-Term Investments	76.5%
Mutual Funds	18.8%
Exchange Traded Funds	4.9%
Liabilities in Excess of Other Assets	(0.2)%
	100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Power Income VIT Fund
PORTFOLIO OF INVESTMENTS
December 31, 2012
Shares		Value

	EXCHANGE TRADED FUNDS - 4.9%
	DEBT FUND - 4.9%
13,270	iShares Core Total US Bond Market ETF	$ 1,474,164
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,487,144)

	MUTUAL FUNDS - 18.8%
	DEBT FUNDS - 18.8%
181,501	Ivy High Income Fund - Class I	1,550,016
252,244	MainStay High Yield Corporate Bond Fund - Class I	1,541,211
154,017	Oppenheimer Senior Floating Rate Fund - Class Y	1,275,263
113,235	PIMCO Total Return Fund - Institutional Class	1,272,766
	TOTAL MUTUAL FUNDS (Cost - $5,617,909)	5,639,256

	SHORT-TERM INVESTMENTS - 76.5%
	MONEY MARKET FUNDS - 76.5%
3,146,600	BlackRock Cash Funds - Institutional, 0.22% *	3,146,600
3,146,600	Dreyfus Treasury Prime Cash Management Institutional, 0.00% *	3,146,600
3,146,600	Fidelity Institutional Money Market Funds - Government Portfolio Institutional Class, 0.01% *	3,146,600
7,421,136	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.14% *	7,421,136
97,085	HighMark US Government Money Market Fund, 0.00% *	97,085
3,146,600	STIT-Government & Agency Portfolio, 0.02% *	3,146,600
2,786,477	STIT-Treasury Portfolio, 0.02% *	2,786,477
	TOTAL SHORT-TERM INVESTMENTS (Cost - $22,891,098)	22,891,098

	TOTAL INVESTMENTS - 100.2% (Cost - $29,996,151)(a)	$ 30,004,518
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %	(74,384)
	NET ASSETS - 100.0%	$ 29,930,134

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 61,407
	Unrealized depreciation	(53,040)
	Net unrealized appreciation	$ 8,367

* Money market fund; interest rate reflects the seven-day effective yield on December 31, 2012.

See accompanying notes to financial statements.

Power Income VIT Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2012

ASSETS
Investment securities:
At cost	$ 29,996,151
At value	$ 30,004,518
Dividends and interest receivable	13,658
TOTAL ASSETS	30,018,176

LIABILITIES
Payable for Fund shares redeemed	5,075
Payable for investments purchased	8,508
Investment advisory fees payable	26,573
Distribution (12b-1) fees payable	13,287
Fees payable to other affiliates	8,302
Accrued expenses and other liabilities	26,297
TOTAL LIABILITIES	88,042
NET ASSETS	$ 29,930,134

Composition of Net Assets:
Paid in capital	$ 29,470,007
Undistributed net investment income	242,392
Accumulated net realized gain from security transactions	209,368
Net unrealized appreciation of investments	8,367
NET ASSETS	$ 29,930,134

Net Asset Value Per Share:
Class 1 Shares:
Net Assets	$ 103
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	10

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$ 10.31

Class 2 Shares:
Net Assets	$ 29,930,031
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,913,589

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$ 10.27

(a) Net assets divided by shares outstanding does not equal net asset value due to rounding.

See accompanying notes to financial statements.

Power Income VIT Fund
STATEMENT OF OPERATIONS

For the Period Ended December 31, 2012 (a)

INVESTMENT INCOME
Dividends	$ 493,771
Interest	6,922
TOTAL INVESTMENT INCOME	500,693

EXPENSES
Investment advisory fees	123,116
Distribution (12b-1) fees:
Class 2	61,558
Professional fees	21,999
Accounting services fees	17,820
Administrative services fees	13,613
Compliance officer fees	9,245
Custodian fees	4,953
Printing and postage expenses	4,953
Transfer agent fees	3,697
Trustees fees and expenses	3,302
Insurance expense	660
Other expenses	1,321
NET EXPENSES	266,237

NET INVESTMENT INCOME	234,456

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	192,118
Distributions of realized gains from underlying investment companies	17,250
Net change in unrealized appreciation on investments	8,367
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	217,735

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 452,191

(a) The Power Income VIT Fund commenced operations on April 30, 2012.

See accompanying notes to financial statements.

Power Income VIT Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
December 31, 2012 (a)
FROM OPERATIONS
Net investment income	$ 234,456
Net realized gain from security transactions	192,118
Distributions of realized gains from underlying investment companies	17,250
Net change in unrealized appreciation of investments	8,367
Net increase in net assets resulting from operations	452,191

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class 1	100
Class 2	42,703,844
Payments for shares redeemed:
Class 2	(13,226,001)
Net increase in net assets from shares of beneficial interest	29,477,943

TOTAL INCREASE IN NET ASSETS	29,930,134

NET ASSETS
Beginning of Period	-
End of Period *	$ 29,930,134
*Includes undistributed net investment income of:	$ 242,392

SHARE ACTIVITY
Class 1:
Shares Sold	10
Net increase in shares of beneficial interest outstanding	10

Class 2:
Shares Sold	4,216,384
Shares Redeemed	(1,302,795)
Net increase in shares of beneficial interest outstanding	2,913,589

(a) The Power Income VIT Fund commenced operations on April 30, 2012.

See accompanying notes to financial statements.

Power Income VIT Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class 1
For the
Period Ended
December 31, 2012 (1)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (2)	0.10
Net realized and unrealized gain
on investments	0.21
Total from investment operations	0.31

Net asset value, end of period	$ 10.31

Total return (3)	3.10%

Net assets, at end of period	$ -

Ratio of expenses to average
net assets (4,6)	1.68%
Ratio of net investment income
to average net assets (4,5,6)	1.42%

Portfolio Turnover Rate (3)	274%

(1)	The Power Income VIT Fund's Class 1 shares commenced operations April 30, 2012.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	Does not include the expenses of other investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Income VIT Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class 2
For the
Period Ended
December 31, 2012 (1)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (2)	0.13
Net realized and unrealized gain
on investments	0.14
Total from investment operations	0.27

Net asset value, end of period	$ 10.27

Total return (3)	2.70%

Net assets, at end of period (000s)	$ 29,930

Ratio of expenses to average
net assets (4,6)	2.18%
Ratio of net investment income
to average net assets (4,5,6)	1.92%

Portfolio Turnover Rate (3)	274%

(1)	The Power Income VIT Fund's Class 2 shares commenced operations April 30, 2012.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	Does not include the expenses of other investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Income VIT Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

1.

ORGANIZATION

The Power Income VIT Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a trust organized  on November 2, 2005 under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is to seek total return from income and capital appreciation with capital preservation as a secondary objective.  The Fund commenced operations on April 30, 2012.

The Fund currently offers two classes of shares:  Class 1 shares and Class 2 shares. Classes 1 and 2 shares are offered at net asset value.  Each class of shares of the Fund has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of

Power Income VIT Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for the Fund’s investments measured at fair value:

Power Income VIT Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 5,639,256	$ -	$ -	$ 5,639,256
Exchange Traded Funds	1,474,164	-	-	1,474,164
Short-Term Investments	22,891,098	-	-	22,891,098
Total	$ 30,004,518	$ -	$ -	$ 30,004,518

The Fund did not hold any Level 3 securities during the period.

There were no transfers into and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

*See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  The accounting records are maintained in U.S. dollars.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually.   Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken by the Fund in its 2012 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the period ended December 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $34,718,287 and $27,805,352, respectively.

Power Income VIT Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. W.E. Donoghue & Co., Inc. serves as the Fund’s investment advisor (the “Adviser”).  The Fund has employed Gemini Fund
Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the period ended December 31, 2012, the Adviser earned advisory fees of $123,116.

The Fund’s Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 28, 2014, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.00% and 2.50% for Class 1 and Class 2 shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. During the period ended December 31, 2012, the Adviser did not waive any fees or reimburse any expenses.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.50% of its average daily net assets for Class 2 shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Adviser.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class 1 and Class 2 shares and is an affiliate of GFS. During the period ended December 31, 2012, no fees were accrued under the Plan.

Each Fund pays its pro rata share of a total fee of $3,500 per quarter for the Northern Lights Variable Trust to each Trustee who is not affiliated with the Trust or Advisor.  Each Fund pays the chairperson of the audit committee its pro-rata share of an additional $500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

Power Income VIT Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

5. TAX COMPONENTS OF CAPITAL

As of December 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Post October	Unrealized	Total
Ordinary	Long-Term	Carry	& Late Year	Appreciation/	Accumulated
Income	Gains	Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ 434,510	$ 17,250	$ -	$ -	$ 8,367	$ 460,127

The difference between book basis and tax basis undistributed ordinary income and undistributed long-term gains is primarily attributable to the tax treatment of short-term capital gains.

Permanent book and tax differences, primarily attributable to non-deductible offering costs, resulted in reclassification for the period ended December 31, 2012, as follows:

Paid in	Undistributed Net
Capital	Investment Income
$ (7,936)	$ 7,936

6. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

7.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the Act. As of December 31, 2012, Nationwide Life Insurance Co. held approximately 88% of the voting securities of Class 2 shares for the benefit of others.

8. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Power Income VIT Fund and

Board of Trustees of Northern Lights Variable Trust

We have audited the accompanying statement of assets and liabilities of Power Income VIT Fund, a series of shares of beneficial interest of Northern Lights Variable Trust (the “Fund"), including the portfolio of investments, as of December 31, 2012, the related statement of operations, the statement of changes in net assets and the financial highlights for the period April 30, 2012 (commencement of operations) through December 31, 2012. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Power Income VIT Fund as of December 31, 2012, the results of its operations, the changes in its net assets, and its financial highlights for the period April 30, 2012 (commencement of operations) through December 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

February 14, 2013

Power Income VIT Fund

EXPENSE EXAMPLES (Unaudited)

December 31, 2012

As a shareholder of the Power Income VIT Fund, you incur one type of cost: (1) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Power Income VIT Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 through December 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Power Income VIT Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as annuity costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s	Beginning	Ending	Expenses Paid
	Annualized Expense	Account Value	Account Value	During Period *
Actual	Ratio	07/01/2012	12/31/2012	7/1/2012 – 12/31/2012
Class 1	1.68%	$1,000.00	$1,028.90	$7.04
Class 2	2.18%	$1,000.00	$1,024.90	$10.99

	Fund’s	Beginning	Ending	Expenses Paid
Hypothetical	Annualized Expense	Account Value	Account Value	During Period *
(5% return before expenses)	Ratio	07/1/2012	12/31/2012	7/1/2012 – 12/31/2012
Class 1	1.68%	$1,000.00	$1,018.20	$7.00
Class 2	2.18%	$1,000.00	$1,014.28	$10.93

*    Expenses are equal to the Fund’s annualized expense ratio multiple by the number of days in the period (184) divided by the number of days in the fiscal year (366).

Power Income VIT Fund

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2012

Approval of Advisory Agreement –Power Income VIT Fund *

In connection with the regular meeting held on March 28, 2012, the Board of Trustees (the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between W.E. Donoghue & Co., Inc. (“Donoghue” or the “Adviser”) and the Trust, on behalf of Power Income VIT Fund (the “Portfolio”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the modeled investment performance of the Adviser’s investment strategy and appropriate indices with respect to the modeled performance; (b) the resources available with respect to compliance with the Portfolio’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  The Trustees discussed the nature of W.E. Donoghue’s operations, quality of its compliance infrastructures, and the experience of the Fund management team.  They reviewed financial information about the firm provided by the firm.  The Board concluded that the Adviser would be able to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider its past performance.  However, the Trustees considered the performance of the retail Fund which the Adviser manages with a similar investment strategy since its inception, as well as the Adviser’s separate account performance. The Board concluded that the Adviser has the potential to deliver reasonable performance.

Fees and Expenses.  The Board noted that the Adviser proposed to charge an annual advisory fee of 2.75% of the average net assets of the Fund.  The Trustees compared the Fund’s advisory fee and estimated expense ratio to its peer group, and compared the advisory fee to the Adviser’s fees for separate account management and the retail fund.  The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, were reasonable.

Economies of Scale. The Board considered whether there will be economies of scale in respect of the management of the Power Income VIT Fund, and whether there is the potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that based on the information provided by the Adviser regarding the expected asset growth, economies of scale were unlikely to be realized in the near future and consequently, were not a relevant consideration at this time.

Profitability.  The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered any potential ancillary profits to be realized by the Adviser from affiliated brokerage activities related to the Fund.  The Trustees concluded that because of the Fund's expected asset level, the Board was satisfied that the Adviser's level of profitability from its relationship with the Fund would not be excessive.

Conclusion.  Having requested and received such information from each adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that each advisory fee structure is reasonable and that approval of the agreement is in the best interests of the Trust and the shareholders of the Fund.

* Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Power Income VIT Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

December 31, 2012

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl Born in 1950	Trustee Since 2006	Consultant to small and emerging businesses (since 2000).	94

AdvisorOne Funds (11 portfolios) (since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (since 2010) and Northern Lights Fund Trust (since 2005)

Gary W. Lanzen Born in 1954	Trustee Since 2006	President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010); Founder and Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	94	AdvisorOne Funds (11 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (2010-2011); Northern Lights Fund Trust (since 2005)
Mark H. Taylor Born in 1964	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Former member of the AICPA Auditing Standards Board, AICPA ( 2008-2011).	101

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Fund Trust (since 2007)

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	101	Northern Lights Fund Trust (since 2011); NLFT III (since February 2012); Ladenburg Thalmann Alternative Strategies Fund (since 2012)

Power Income VIT Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

December 31, 2012

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Michael Miola*** Born in 1952	Trustee Since 2006	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003); Director of Constellation Trust Company (since 2004)..	94	AdvisorOne Funds (11 portfolios) (2003-2012); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Northern Lights Fund Trust (since 2006)
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

			N/A	N/A
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

Power Income VIT Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

December 31, 2012

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Emile R. Molineaux Born in 1962	Chief Compliance Officer Since 2011

Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2004 - June 2012); Secretary and CCO, Northern Lights Compliance Services, LLC;  (2003-2011); In-house Counsel, The Dreyfus Funds (1999 – 2003).

			N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Portfolio’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-779-7462.

12/31/12-NLVT-V4

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-779-7462.

INVESTMENT ADVISOR

W.E. Donoghue & Co., Inc.

629 Washington Street

Norwood, MA 02062

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr. Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The board of directors of the fund has determined that Mark Taylor and Anthony Hertl are independent audit committee financial experts.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FYE 2012 - $13,500

(b)

Audit-Related Fees

FYE 2012 - None

(c)

Tax Fees

FYE 2012 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

FYE 2012 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/4/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

3/4/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/4/13